633 West Fifth Street, Suite 4000 Los Angeles, California 90071-2007 Tel: (213) 485-1234 Fax: (213) 891-8763 www.lw.com

FIRM / AFFILIATE OFFICES
Brussels	New York
Chicago	Northern Virginia
Frankfurt	Orange County
Hamburg	Paris
Hong Kong	San Diego
London	San Francisco
Los Angeles	Shanghai
Milan	Silicon Valley
Moscow	Singapore
Munich	Tokyo
New Jersey	Washington, D.C.
October 27, 2006
Via Edgar
Securities and Exchange Commission
Division of Corporate Finance
Washington, D.C. 20549

Re:	Opnext, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
      On behalf of Opnext, Inc. (the “Company”), pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 101(a) of Regulation S-T, we are transmitting in electronic format for filing a Registration Statement on Form S-1 covering a securities offering by the Company of shares of its common stock, par value $0.01 per share, in connection with the Company’s proposed initial public offering.
      Please note that a fee payable to the Securities and Exchange Commission (the “Commission”) in the amount of $16,050 in payment of registration fees has been wired to the Commission’s account pursuant to Rule 13(c) of Regulation S-T.
      If you have any questions or comments relating to this transmittal, please call me at (213) 485-1234.

Respectfully yours,
/s/ Ann Lawrence

Ann Lawrence of LATHAM & WATKINS LLP

Attachment